Borrowings (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014
Aggregate maturities of long-term obligations
2015	$ 7
2016	2,152
2017	1,722
2018	1,496
2019	1,713
After 2019	$ 8,039